PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
PRINCIPAL ACCOUNTING POLICIES
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

	As of December 31, 2022
			Non-
	Active market	Observable input	observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	235,429	235,429
Liabilities
Put right liabilities	—	—	88,687	88,687

	As of December 31, 2023
			Non-
	Active market	Observable input	observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	—	143,221	143,221
Liabilities
Put right liabilities	—	—	98,110	98,110

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability

	Short-term	Put right
	investments	liabilities
Fair value of Level 3 financial assets and liabilities as of December 31, 2021	753,164	96,911
Purchase of short-term and other investments	7,407,332	—
Disposal of short-term and other investments	(7,911,518)	—
Recognition of put right liabilities	—	17,729
Fair value changes	(13,549)	(34,260)
Currency translation differences	—	8,307
Fair value of Level 3 financial assets and liabilities as of December 31, 2022	235,429	88,687
Purchase of short-term investments	885,580	—
Disposal of short-term investments	(1,005,249)	—
Fair value changes	26,461	7,888
Currency translation differences	1,000	1,535
Fair value of Level 3 financial assets and liabilities as of December 31, 2023	143,221	98,110

Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	3,214,005	2,141,445
Short-term restricted cash	96,764	—
Long-term restricted cash	—	58,913
Total	3,310,769	2,200,358

Summary of Estimated Useful Lives
Laboratory equipment	3 to 10 years
Software	1 to 5 years
Office furniture and equipment	5 years
Delivery equipment	4 years
Leasehold improvements	Lesser of useful life or lease term